Schedule of endorsements and guarantees provided by related parties (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Short-term loans	$ 2,579,175	$ 2,741,552
Long-term loans	4,926,588	1,652,258
Guaranteed by key management	$ 7,505,763	$ 4,393,810